Financial Highlights (Details) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Trading L.P. [Member]
Financial Highlights [Line Items]
Management fee percentage per annum	2.00%
Trading profits percent included in computing ratios to average capital	20.00%
Monthly management fee charges description	1/12 of 2.00%